Consolidated Condensed Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Temporary equity , par value	$ 0.0001	$ 0.0001
Class A common stock, subject to possible redemption price per share	$ 10.00	$ 10.00
Class A common stock, subject to possible redemption	44,349,470	44,911,184
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	87,500,000	87,500,000
Common stock, shares issued	3,950,530	3,388,816
Common stock, shares outstanding	3,950,530	3,388,816
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	12,075,000	12,075,000
Common stock, shares outstanding	12,075,000	12,075,000